Investment securities	12 Months Ended
Dec. 31, 2016
Available For Sale Securities Member
Investment

Note 8 – Investment securities available-for-sale

The following table presents the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale at December 31, 2016 and 2015.

	At December 31, 2016
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$844,002	$1,254	$28	$845,228	1.00%
After 1 to 5 years	1,300,729	214	9,551	1,291,392	1.11
Total U.S. Treasury securities	2,144,731	1,468	9,579	2,136,620	1.06
Obligations of U.S. Government sponsored entities
Within 1 year	100,050	102	-	100,152	0.98
After 1 to 5 years	613,293	710	2,505	611,498	1.38
After 5 to 10 years	200	-	-	200	5.64
Total obligations of U.S. Government sponsored entities	713,543	812	2,505	711,850	1.32
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,419	-	161	6,258	2.89
After 5 to 10 years	5,000	-	1,550	3,450	3.80
After 10 years	17,605	-	4,542	13,063	7.09
Total obligations of Puerto Rico, States and political subdivisions	29,024	-	6,253	22,771	5.60
Collateralized mortgage obligations - federal agencies
Within 1 year	13	-	-	13	1.23
After 1 to 5 years	18,524	429	28	18,925	2.89
After 5 to 10 years	39,178	428	61	39,545	2.68
After 10 years	1,180,686	6,313	23,956	1,163,043	1.99
Total collateralized mortgage obligations - federal agencies	1,238,401	7,170	24,045	1,221,526	2.02
Mortgage-backed securities
Within 1 year	55	1	-	56	4.76
After 1 to 5 years	19,960	537	43	20,454	3.86
After 5 to 10 years	317,185	3,701	1,721	319,165	2.29
After 10 years	3,805,675	28,772	68,790	3,765,657	2.47
Total mortgage-backed securities	4,142,875	33,011	70,554	4,105,332	2.46
Equity securities (without contractual maturity)	1,246	876	-	2,122	7.94
Other
Within 1 year	8,539	11	-	8,550	1.78
After 5 to 10 years	1,004	31	-	1,035	3.62
Total other	9,543	42	-	9,585	1.97
Total investment securities available-for-sale[1]	$8,279,363	$43,379	$112,936	$8,209,806	1.94%
[1]Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

	At December 31, 2015
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$24,861	$335	$-	$25,196	4.31%
After 1 to 5 years	1,149,807	365	1,999	1,148,173	1.03
After 5 to 10 years	9,937	22	-	9,959	1.99
Total U.S. Treasury securities	1,184,605	722	1,999	1,183,328	1.11
Obligations of U.S. Government sponsored entities
After 1 to 5 years	919,819	1,337	4,808	916,348	1.33
After 5 to 10 years	250	1	-	251	5.64
After 10 years	23,000	42	-	23,042	3.22
Total obligations of U.S. Government sponsored entities	943,069	1,380	4,808	939,641	1.38
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	7,227	-	199	7,028	3.94
After 5 to 10 years	5,925	-	2,200	3,725	4.02
After 10 years	18,585	-	6,979	11,606	6.99
Total obligations of Puerto Rico, States and political subdivisions	31,737	-	9,378	22,359	5.74
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	21,446	594	37	22,003	2.81
After 5 to 10 years	44,585	733	-	45,318	2.85
After 10 years	1,518,662	8,137	33,283	1,493,516	1.99
Total collateralized mortgage obligations - federal agencies	1,584,693	9,464	33,320	1,560,837	2.02
Mortgage-backed securities
After 1 to 5 years	22,015	987	8	22,994	4.65
After 5 to 10 years	256,097	4,866	1,197	259,766	2.51
After 10 years	2,039,217	34,839	12,620	2,061,436	2.83
Total mortgage-backed securities	2,317,329	40,692	13,825	2,344,196	2.81
Equity securities (without contractual maturity)	1,350	1,053	5	2,398	7.92
Other
After 1 to 5 years	8,911	-	28	8,883	1.71
After 5 to 10 years	1,311	39	-	1,350	3.62
Total other	10,222	39	28	10,233	1.95
Total investment securities available-for-sale[1]	$6,073,005	$53,350	$63,363	$6,062,992	2.07%
[1]Includes $2.4 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $1.5 billion serve as collateral for public funds.

The weighted average yield on investment securities available-for-sale is based on amortized cost; therefore, it does not give effect to changes in fair value.

Securities not due on a single contractual maturity date, such as mortgage-backed securities and collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations, mortgage-backed securities and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investment securities available-for-sale at December 31, 2016 by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$952,659	$953,999
After 1 to 5 years	1,958,925	1,948,527
After 5 to 10 years	362,567	363,395
After 10 years	5,003,966	4,941,763
Total	8,278,117	8,207,684
Equity securities	1,246	2,122
Total investment securities available-for-sale	$8,279,363	$8,209,806

During the year ended December 31, 2016, the Corporation sold mortgage-backed securities, equity securities and obligations from the Puerto Rico government and its political subdivisions. The proceeds from these sales were $ 5.3 million. During the year ended December 31, 2015, the Corporation sold U.S. agency securities and obligations from the Puerto Rico government and its political subdivisions. The proceeds from these sales were $ 96.8 million. Gross realized gains and losses on the sale of investment securities available-for-sale, for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Years ended December 31,
(In thousands)	2016	2015	2014
Gross realized gains	$378	$226	$4,461
Gross realized losses	-	(85)	(5,331)
Net realized gains (losses) on sale of investment securities available-for-sale	$378	$141	$(870)

The following tables present the Corporation’s fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2016, and 2015.

	At December 31, 2016
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$1,162,110	$9,579	$-	$-	$1,162,110	$9,579
Obligations of U.S. Government sponsored entities	430,273	2,426	3,126	79	433,399	2,505
Obligations of Puerto Rico, States and political
subdivisions	6,258	161	16,512	6,092	22,770	6,253
Collateralized mortgage obligations - federal agencies	505,503	8,112	339,236	15,933	844,739	24,045
Mortgage-backed securities	3,537,606	70,173	15,113	381	3,552,719	70,554
Total investment securities available-for-sale in an
unrealized loss position	$5,641,750	$90,451	$373,987	$22,485	$6,015,737	$112,936

	At December 31, 2015
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$589,689	$1,999	$-	$-	$589,689	$1,999
Obligations of U.S. Government sponsored entities	390,319	2,128	181,744	2,680	572,063	4,808
Obligations of Puerto Rico, States and political
subdivisions	884	164	19,490	9,214	20,374	9,378
Collateralized mortgage obligations - federal agencies	331,501	4,446	814,195	28,874	1,145,696	33,320
Mortgage-backed securities	1,641,663	12,992	22,362	833	1,664,025	13,825
Equity securities	45	5	-	-	45	5
Other	8,883	28	-	-	8,883	28
Total investment securities available-for-sale in an
unrealized loss position	$2,962,984	$21,762	$1,037,791	$41,601	$4,000,775	$63,363

As of December 31, 2016, the available-for-sale investment portfolio reflects gross unrealized losses of approximately $113 million, driven by Mortgage backed securities and Collateralized mortgage obligations.

Management evaluates investment securities for other-than-temporary (“OTTI”) declines in fair value on a quarterly basis. Once a decline in value is determined to be other-than-temporary, the value of a debt security is reduced and a corresponding charge to earnings is recognized for anticipated credit losses. Also, for equity securities that are considered other-than-temporarily impaired, the excess of the security’s carrying value over its fair value at the evaluation date is accounted for as a loss in the results of operations. The OTTI analysis requires management to consider various factors, which include, but are not limited to: (1) the length of time and the extent to which fair value has been less than the amortized cost basis, (2) the financial condition of the issuer or issuers, (3) actual collateral attributes, (4) the payment structure of the debt security and the likelihood of the issuer being able to make payments, (5) any rating changes by a rating agency, (6) adverse conditions specifically related to the security, industry, or a geographic area, and (7) management’s intent to sell the debt security or whether it is more likely than not that the Corporation would be required to sell the debt security before a forecasted recovery occurs.

At December 31, 2016, management performed its quarterly analysis of all debt securities in an unrealized loss position. Based on the analyses performed, management concluded that no individual debt security was other-than-temporarily impaired as of such date. During the quarter ended June 30, 2016 the Corporation recognized an other-than-temporary impairment charge of $209 thousand on an investment security available-for-sale classified as obligations from the Puerto Rico government and its political subdivisions, which at June 30, 2016 was rated Caa2 and CC by Moody’s and S&P, respectively. Puerto Rico’s fiscal and economic situation, together with, among other factors, the recent moratorium declared on the payment of principal and interest on obligations for certain Puerto Rico government securities, including those issued or guaranteed by the Commonwealth, led management to conclude that the unrealized losses on this security was other-than-temporary. The Corporation determined that the entire balance of the unrealized loss carried by this security was attributed to estimated credit losses. Accordingly, during the quarter ended June 30, 2016 the other-than-temporary impairment was recognized in its entirety in the accompanying consolidated statement of operations and no amount remained recognized in the accompanying statement of other comprehensive income related to this specific security. The security, for which an other-than-temporary impairment was recorded, was sold during the fourth quarter of 2016, resulting in a realized gain of $30 thousand. The proceeds from this sale were $882 thousand.

During the second quarter of 2015, the Corporation recognized an other-than-temporary impairment charge of $14.4 million on its portfolio of investment securities available-for-sale classified as obligations from the Puerto Rico government and its political subdivisions. At June 30, 2015, these securities were rated Caa2 and CCC- by Moody’s and S&P, respectively. Notwithstanding the payment priorities established by the Puerto Rico Constitution for these securities, Puerto Rico’s fiscal and economic situation, together with the Government’s announcements regarding its ability to pay its debt and its intention to pursue a comprehensive debt restructuring, led management to conclude that the unrealized losses on these government securities was attributed to estimated credit losses. Accordingly, the other-than temporary impairment was recognized in its entirety in the accompanying consolidated statement of operations and no amount remained recognized in the accompanying statement of other comprehensive income related to these specific securities. These securities, for which an other-than-temporary impairment was recorded, were sold during the third quarter of 2015, resulting in a realized gain of $0.1 million. The proceeds from this sale were $26.8 million.

The following table states the name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer (includes available-for-sale and held-to-maturity securities), in which the aggregate amortized cost of such securities exceeds 10% of stockholders’ equity. This information excludes securities backed by the full faith and credit of the U.S. Government. Investments in obligations issued by a state of the U.S. and its political subdivisions and agencies, which are payable and secured by the same source of revenue or taxing authority, other than the U.S. Government, are considered securities of a single issuer.

	2016		2015

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$3,255,844	$3,211,443	$2,649,860	$2,633,899
Freddie Mac	1,381,197	1,361,933	1,088,691	1,079,956

Held To Maturity Securities Member
Investment

Note 9 – Investment securities held-to-maturity

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity at December 31, 2016 and 2015.

	At December 31, 2016
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,105	$-	$1,240	$1,865	5.90%
After 1 to 5 years	14,540	-	5,957	8,583	6.02
After 5 to 10 years	18,635	-	7,766	10,869	6.20
After 10 years	59,747	1,368	8,892	52,223	1.91
Total obligations of Puerto Rico, States and political subdivisions	96,027	1,368	23,855	73,540	3.49
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	74	4	-	78	5.45
Total collateralized mortgage obligations - federal agencies	74	4	-	78	5.45
Other
Within 1 year	1,000	-	3	997	1.65
After 1 to 5 years	1,000	-	39	961	2.44
Total other	2,000	-	42	1,958	2.05
Total investment securities held-to-maturity[1]	$98,101	$1,372	$23,897	$75,576	3.46%
[1]Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.

	At December 31, 2015
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,920	$-	$291	$2,629	5.90%
After 1 to 5 years	13,655	-	5,015	8,640	5.98
After 5 to 10 years	20,020	-	8,020	12,000	6.14
After 10 years	62,222	3,604	8,280	57,546	2.08
Total obligations of Puerto Rico, States and political subdivisions	98,817	3,604	21,606	80,815	3.55
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	86	5	-	91	5.45
Total collateralized mortgage obligations - federal agencies	86	5	-	91	5.45
Other
After 1 to 5 years	2,000	-	17	1,983	1.81
Total other	2,000	-	17	1,983	1.81
Total investment securities held-to-maturity[1]	$100,903	$3,609	$21,623	$82,889	3.52%
[1]Includes $57.2 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.

Securities not due on a single contractual maturity date, such as collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investments securities held-to-maturity at December 31, 2016 by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$4,105	$2,862
After 1 to 5 years	15,540	9,544
After 5 to 10 years	18,709	10,947
After 10 years	59,747	52,223
Total investment securities held-to-maturity	$98,101	$75,576

The following tables present the Corporation’s fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2016 and 2015:

	At December 31, 2016
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$31,294	$1,702	$30,947	$22,153	$62,241	$23,855
Other	491	9	1,217	33	1,708	42
Total investment securities held-to-maturity in an unrealized
loss position	$31,785	$1,711	$32,164	$22,186	$63,949	$23,897

	At December 31, 2015
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$-	$-	$33,334	$21,606	$33,334	$21,606
Other	1,483	17	-	-	1,483	17
Total investment securities held-to-maturity in an unrealized
loss position	$1,483	$17	$33,334	$21,606	$34,817	$21,623

As indicated in Note 8 to these consolidated financial statements, management evaluates investment securities for OTTI declines in fair value on a quarterly basis.

The “Obligations of Puerto Rico, States and political subdivisions” classified as held-to-maturity at December 31, 2016 are primarily associated with securities issued by municipalities of Puerto Rico and are generally not rated by a credit rating agency. This includes $53 million of securities issued by three municipalities of Puerto Rico that are payable from the real and personal property taxes collected within such municipalities. These bonds have seniority to the payment of operating cost and expenses of the municipality. The portfolio also includes approximately $43 million in securities for which the underlying source of payment is not the central government, but in which a government insurance fund provides a guarantee in the event of default.

The Corporation performs periodic credit quality reviews on these issuers. Based on the quarterly analysis performed, management concluded that no individual debt security was other-than-temporarily impaired at December 31, 2016. Further deterioration of the fiscal crisis of the Government of Puerto Rico could further affect the value of these securities, resulting in losses to the Corporation. The Corporation does not have the intent to sell securities held-to-maturity and it is more likely than not that the Corporation will not have to sell these investment securities prior to recovery of their amortized cost basis.